Weighted average basic and diluted number of common shares outstanding (Tables)	12 Months Ended
Dec. 31, 2019
Weighted average basic and diluted number of common shares outstanding [abstract]
Schedule of Weighted Average Basic and Diluted Number of Common Shares Outstanding

	Year ended	Year ended
	December 31,	December 31,
	2019	2018
Basic weighted average number of shares	71,421,798	42,639,530
Effect of dilutive shares, options and warrants	—	—

Diluted weighted average number of shares	71,421,798	42,639,530